Label	Element	Value
Innovator Growth-100 Dual Directional 5 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $1.43 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	109.60%
Innovator Growth-100 Dual Directional 5 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $542.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator Growth-100 Dual Directional 5 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $577.17 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Innovator Growth-100 Dual Directional 5 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $548.31 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)
Innovator Growth-100 Dual Directional 5 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $617.12 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.00%)